Employee Benefit Plans - Schedule of Net Periodic Pension Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Service cost	$ 0	$ 0	$ 0
Interest cost on benefit obligation	1,640	1,641	1,725
Expected return on plan assets	(1,604)	(1,948)	(1,830)
Curtailment and settlements	626	1,039	0
Amortization of actuarial losses	266	258	222
Net periodic benefit cost	$ 928	$ 990	$ 117